STATEMENT OF OTHER COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated unrealized loss from available-for-sale securities	$ (396)	$ (954)	$ (1,384)
Accumulated currency translation adjustments	(11,895)	351	(5,734)
Accumulated unrealized gain from derivative instruments	(4)	7	3
Accumulated other comprehensive income (loss)	$ (12,295)	$ (596)	$ (7,115)